Note 2	12 Months Ended
Dec. 31, 2023
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Disclosure of principles of consolidation, accounting policies and measurement bases applied and recent IFRS pronouncements [Text Block]	Principles of consolidation, accounting policies and measurement bases applied and recent IFRS pronouncements
The Glossary includes the definition of some of the financial and economic terms used in Note 2 and subsequent Notes of the Consolidated Financial Statements.
Principles of consolidation
In terms of its consolidation, the Financial Statements of the BBVA Group are comprised of four types of entities: subsidiaries, joint ventures, associates and structured entities, defined as follows:
–Subsidiaries
Subsidiaries are entities controlled by the Group (for definition of control, see Glossary).
Generally, there is a presumption that a majority of voting rights gives rise to control. When the Group holds less than the majority of the voting rights or similar rights in an entity, the Group considers all relevant facts and circumstances in assessing whether it has control over the entity, including:
•Contractual arrangements with other holders of voting rights.
•The rights arising from other contractual arrangements.
•The Group's voting rights and potential voting rights.
There are certain entities that, although the Group holds less than 50% of the voting rights in them, are considered to be subsidiaries because the Group has the ability to exercise control over them (see Appendix I).
The financial statements of the subsidiaries are fully consolidated with those of the Bank through the full consolidation method, which consists of the aggregation of assets, liabilities and equity, income and expenses, of a similar nature, shown in their individual financial statements. Intragroup assets and liabilities, equity, income and expenses and cash flows related to intragroup transactions are eliminated in consolidation.
The share of non-controlling interests from subsidiaries in the Group’s consolidated total equity is presented under the heading “Minority interests (Non-controlling interests)” in the consolidated balance sheet. Their share in the profit or loss for the period or year is presented under the heading “Attributable to minority interests (non-controlling interests)” in the consolidated income statement (see Note 31).
Note 3 includes information related to the main subsidiaries in the Group as of December 31, 2023, 2022 and 2021. Appendix I includes other significant information on all entities.
–Joint ventures
Joint ventures are those entities for which there is a joint control arrangement with third parties other than the Group (for definitions of joint arrangement, joint control and joint venture, refer to Glossary).
The investments in joint ventures are accounted for using the equity method (see Note 16). Appendix II shows the main figures for the main joint ventures accounted for using the equity method as of December 31, 2023.
–Associates
Associates are entities in which the Group is able to exercise significant influence (for definition, see Glossary), but not control or joint control. Significant influence is deemed to exist when the Group owns 20% or more of the voting rights of an investee directly or indirectly, unless it can be clearly demonstrated that this is not the case.
The Group evaluates the existence of significant influence, not only based on the voting rights but also qualitative factors such as presence on the board of directors, participation in decision-making processes, exchange of management personnel, as well as access to technical information. Regarding joint agreements, in addition to evaluating the rights and obligations of the parties thereto, other facts and circumstances are considered to determine whether an agreement is a joint venture or a joint operation. When the sale or contribution of a controlled business to an associate or joint venture occurs, the Group recognizes any retained interest at fair value. The difference between the book value of the business contributed and the fair value of the retained investment plus the corresponding disposal is fully recognized in the income statement.
Certain entities in which the Group owns 20% or more of the voting rights are not included as Group associates, since the Group does not have the ability to exercise significant influence over these entities. Investments in these entities are classified as “Non-trading financial assets mandatorily at fair value through profit or loss” (see Note 11) or "Financial assets at fair value through other comprehensive income" (see Note 13).
In contrast, some investments in entities in which the Group holds less than 20% of the voting rights are accounted for as Group associates, as the Group is considered to have the ability to exercise significant influence over these entities. As of December 31, 2023, 2022 and 2021, these entities are not significant to the Group.
Associates are valued for by the equity method. These entities are initially recognized at cost and subsequently adjusted according to the changes in the Group's share of the net assets of such entities after their acquisition (see Note 16). The Group's income statement reflects the proportion of the results generated by associates in the line "Results of entities accounted for using the equity method". The main figures of the most significant entities are shown in Appendix II.
–Structured entities
A structured entity (see Glossary) is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when the voting rights relate to administrative matters only and the relevant activities are directed by means of contractual arrangements.
In those cases where the Group sets up entities or has a holding in such entities, in order to allow its customers access to certain investments, to transfer risks or for other purposes, in accordance with internal criteria and procedures and with applicable regulations, the Group determines whether control over the entity in question actually exists and therefore whether it should be subject to consolidation.
Such methods and procedures determine whether there is control by the Group, considering how the decisions are made about the relevant activities, assessing whether the Group has control over the relevant elements, exposure to variable returns from involvement with the investee and the ability to use control over the investee to affect the amount of the investor’s returns.
– Structured entities subject to consolidation
To determine if a structured entity is controlled by the Group, and therefore should be consolidated into the Group, the existing contractual rights (different from the voting rights) are analyzed. For this reason, an analysis of the structure and purpose of each investee is performed and, among others, the following factors will be considered:
a.Evidence of the current ability to manage the relevant activities of the investee according to the specific business needs (including any decisions that may arise only in particular circumstances).
b.Potential existence of a special relationship with the investee.
c.Implicit or explicit Group commitments to support the investee.
d.The ability to use the Group´s power over the investee to affect the amount of the Group’s returns.
These types of entities include cases where the Group has a high exposure to variable returns and retains decision-making power over the investee, either directly or through an agent.
The main structured entities of the Group are the asset securitization funds, to which the BBVA Group transfers loans and advances, and other vehicles, which allow the Group’s customers to gain access to certain investments or to allow for the transfer of risks or for other purposes (see Appendices I and V).
The BBVA Group maintains the decision-making power over the relevant activities of these vehicles and financial support through contracts, as is standard in the securitization market.
The most common ones are investment positions in equity tranches of notes; funding through subordinated debt; credit enhancements through derivative instruments or liquidity lines; management rights of defaulted securitized assets; “clean-up” call derivatives; and asset repurchase clauses by the grantor.
For these reasons, the loans and receivable portfolios related to the vast majority of the securitizations carried out by the Bank or Group subsidiaries are not derecognized in the books of said entity and the issuances of the related debt securities are recorded as liabilities within the Group’s consolidated balance sheet.
For additional information on the accounting treatment for the transfer and derecognition of financial instruments, see Note 2.2.2. “Transfers and derecognition of financial assets and liabilities”.
–Non-consolidated structured entities
The Group owns other vehicles also for the purpose of allowing customers access to certain investments, to transfer risks, and for other purposes, but without the Group having control of the vehicles, which are not consolidated in accordance with IFRS 10 – “Consolidated Financial Statements”. The balance of assets and liabilities of these vehicles is not material in relation to the Group’s Consolidated Financial Statements.
As of December 31, 2023, 2022 and 2021 there was no material financial support from the Bank or its subsidiaries to non-consolidated structured entities.
The Group does not consolidate any of the mutual funds it manages since the necessary control conditions are not met. Particularly, the BBVA Group does not act as arranger but as agent since it operates the mutual funds on behalf and for the benefit of investors or parties (arranger or arrangers) and, for this reason it does not control the mutual funds when exercising its authority for decision making.
The mutual funds managed by the Group are not considered structured entities (generally, retail funds without corporate identity over which investors have participations which gives them ownership of said managed equity). These funds are not dependent on a capital structure that could prevent them from carrying out activities without additional financial support, being in any case insufficient as far as the activities themselves are concerned. Additionally, the risk of the investment is absorbed by the fund participants, and the Group is only exposed when it becomes a participant, and as such, there is no other risk for the Group.
In all cases, the operating results of equity method investees acquired by the BBVA Group in a particular period only include the period from the date of acquisition to the financial statements date. Similarly, the results of entities disposed of during any year only include the period from the start of the year to the date of disposal.
The consolidated financial statements of subsidiaries, associates and joint ventures used in the preparation of the Consolidated Financial Statements of the Group have the same presentation date as the Consolidated Financial Statements. If financial statements at those same dates are not available, the most recent will be used, as long as these are not older than three months, and adjusted to take into account the most significant transactions. As of December 31, 2023, financial statements as of December 31 of all Group entities were utilized except in the case of the consolidated financial statements of six associates deemed non-significant for which financial statements as of November 30, 2023 were used.
Business combinations
A business combination is a transaction, or any other deal, by which the Group obtains control over one or more businesses, accounting for by applying the “acquisition method”.
According to this method, the acquirer has to recognize the assets acquired and the liabilities and contingent liabilities assumed, including those that the acquired entity had not accounted for. The method involves the measurement of the consideration received for the business combination and its allocation to the assets, liabilities and contingent liabilities measured according to their fair value, at the purchase date, as well as the recognition of any non-controlling participation (minority interests) that may arise from the transaction.
In a business combination achieved in stages, in which the Group starts with an investment, an associate (investee) or a joint venture, the acquirer shall measure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in profit or loss under the heading “Gains (losses) on derecognition of non-financial assets and subsidiaries, net” of the consolidated income statements. In prior reporting periods, the acquirer may have recognized changes in the value of its equity interest in the acquiree. If so, the amount that was recognized in the consolidated financial statements shall be recorded on the same basis as would be required if the acquirer had disposed directly of the previously held equity interest.
The acquirer shall recognize an asset in the consolidated balance sheet under the heading “Intangible asset - Goodwill” (see Note 2.2.7) if on the acquisition date there is a positive difference between:
–the sum of the consideration paid, the amount of all the minority interests and the fair value of the stock previously held in the acquired business; and
–the fair value of the assets acquired and liabilities assumed.
If this difference is negative, it shall be recognized directly in the income statement under the heading “Negative goodwill recognized in profit or loss”.
Minority interests in the acquired entity may be measured in two ways: either at their fair value; or at the proportional percentage of net assets identified in the acquired entity. The method of valuing minority interests may be elected in each business combination. BBVA Group has always elected the second method.
Accounting principles and policies and applied valuation methods
The accounting principles and policies and the valuation methods applied in the preparation of the consolidated financial statements may differ from those used, at the individual level, by some of the entities that are part of the BBVA Group; This is why, in the consolidation process, the necessary adjustments and reclassifications are made to standardize such principles and criteria among themselves and bring them into line with the IFRS-IASB.
In preparing the Consolidated Financial Statements, the following accounting principles and policies and assessment criteria have been applied:
Financial instruments
IFRS 9 became effective as of January 1, 2018 and replaced IAS 39 regarding the classification and measurement of financial assets and liabilities, the impairment of financial assets and hedge accounting. However, the Group has chosen to continue applying IAS 39 for accounting for hedges as permitted by IFRS 9.
Classification and measurement of financial assets
Classification of financial assets
IFRS 9 contains three main categories for financial assets classification: measured at amortized cost, measured at fair value with changes through other comprehensive income, and measured at fair value through profit or loss.
The classification of financial instruments in the categories of amortized cost or fair value depends on the business model with which the entity manages the assets and the contractual characteristics of the cash flows, commonly known as the "solely payments of principal and interest" criterion (hereinafter the "SPPI").
The assessment of the business model should reflect the way the Group manages groups of financial assets and does not depend on the intention for an individual instrument. Thus, for each entity within the BBVA Group there are different business models for managing assets.
In order to determine the business model, the following aspects are taken into account:
–The way in which the performance of the business model (and that of the assets which comprise such business model) is evaluated and reported to the entity's key personnel;
–The risks and their management, which affect the performance of the business model;
–The way in which business model managers are remunerated; and
–The frequency, amount and timing of sales in previous years, the reasons for such sales and expectations regarding future sales.
In this sense, the Group has established policies and has developed procedures in each geographical area to determine when the sales of financial assets classified in the amortized cost category are considered infrequent (even when significant), or are insignificant (even when frequent), to ensure compliance with such business model.
Furthermore, it is considered that any sales that may occur because the financial asset is close to maturity, due to an increase in credit risk, or to satisfy liquidity needs, are compatible with the amortized cost model.
Regarding the SPPI test, the analysis of the cash flows aims to determine whether the contractual cash flows of the assets correspond only to payments of principal and interest on the principal amount outstanding at the beginning of the transaction. Interest is understood here as the consideration for the time value of money; and for the credit risk associated with the principal amount outstanding during a specific period; and for financing and structure costs, plus a profit margin.
The most significant judgments used by the Group in evaluating compliance with the conditions of the SPPI test are the following:
–Modified time value: in the event that a financial asset includes a periodic interest rate adjustment but the frequency of this adjustment does not coincide with the term of the reference interest rate (for example, the interest rate reset every six months to a one-year rate), the Group assesses, at the time of the initial recognition, this mismatch to determine whether the contractual cash flows (undiscounted) differ significantly or not from the cash flows (undiscounted) of a benchmark financial asset, for which there would be no change in the time value of money. The defined tolerance thresholds are 10% for the differences in each period and 5% for the analysis accumulated throughout the financial asset life.
–Contractual clauses: The contractual clauses that can modify the calendar or the amount of the contractual cash flows are analyzed to verify if the contractual cash flows that would be generated during the life of the instrument due to the exercise of those clauses are only payments of principal and interest on the principal amount outstanding. To do this, the contractual cash flows that may be generated before and after the modification are analyzed.
The main criteria taken into account in the analysis are:
a.Early termination clauses: generally a contractual clause that permits the debtor to prepay a debt instrument before maturity is consistent with SPPI when the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding (which may include reasonable additional compensation for the early termination of the contract).
b.Instruments with an interest rate linked to contingent events:
–An instrument whose interest rate is reset to a higher rate if the debtor misses a particular payment may meet the SPPI criterion because of the relationship between missed payments and an increase in credit risk.
–An instrument with contractual cash flows that are indexed to the debtor’s performance – e.g. net income or is adjusted based on a certain index or stock market value would not meet the SPPI criterion.
c.Perpetual instruments: to the extent that they can be considered instruments with continuous (multiple) extension options, they meet the SPPI test if the contractual flows meet it. When the issuer can defer the payment of interest, if such payment would affect their solvency, they would meet the SPPI test if the deferred interest accrues additional interest, while if they do not, they would not meet the test.
–Non-recourse financial instruments: In the case of debt instruments that are repaid primarily with the cash flows of specific assets or projects and the debtor has no legal responsibility, the underlying assets or cash flows are evaluated to determine whether the contractual cash flows of the instrument are consistent with payments of principal and interest on the principal amount outstanding.
a.If the contractual terms do not give rise to additional cash flows to payments of principal and interest on the amount of principal outstanding or limitations to these payments, the SPPI test is met.
b.If the debt instrument effectively represents an investment in the underlying assets and its cash flows are inconsistent with principal and interest (because they depend on the performance of a business), the SPPI test is not met.
–Contractually linked instruments: a look-through analysis is carried out in the case of transactions that are set through the issuance of multiple financial instruments forming tranches that create concentrations of credit risk in which there is an order of priority that specifies how the flows of cash generated by the underlying set of financial instruments are allocated to the different tranches. The debt tranches of the instrument will comply with the requirement that their cash flows represent only payment of principal and interest on the outstanding principal if:
a.The contractual terms of the tranche being assessed for classification (without looking through to the underlying pool of financial instruments) give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding,
b.The underlying pool of financial instruments comprises instruments with cash flow that are solely payments of principal and interest on the principal amount outstanding, and
c.The exposure to credit risk in the underlying pool of financial instruments inherent in the tranche is equal to or lower than the exposure to credit risk of the underlying pool of financial instruments (for example, the credit rating of the tranche being assessed for classification is equal to or higher than the credit rating that would apply to a single tranche that funded the underlying pool of financial instruments).
In any event, the contractual conditions that, at the time of the initial recognition, have a minimal effect on cash flows or depend on the occurrence of exceptional and highly unlikely events do not prevent compliance with the conditions of the SPPI test.
Based on the above characteristics, financial assets will be classified and valued as described below.
A debt instrument will be classified in the amortized cost portfolio if the two following conditions are fulfilled:
–The financial asset is managed within a business model whose purpose is to maintain the financial assets to maturity, to receive contractual cash flows; and
–The contractual conditions of the financial asset give rise to cash flows that are only payments of principal and interest.
A debt instrument will be classified in the portfolio of financial assets at fair value with changes through other comprehensive income if the two following conditions are fulfilled:
–The financial asset is managed with a business model whose purpose combines collection of the contractual cash flows and sale of the assets, and
–The contractual characteristics of the instrument generate cash flows which only represent the return of the principal and interest.
A debt instrument will be classified at fair value with changes in profit and loss provided that the entity's business model for their management or the contractual characteristics of its cash flows do not require classification into one of the portfolios described above.
In general, equity instruments will be measured at fair value through profit or loss. However the Group may make an irrevocable election, at initial recognition to present subsequent changes in the fair value through “other comprehensive income”.
Financial assets will only be reclassified when BBVA Group decides to change the business model. In this case, all of the financial assets assigned to this business model will be reclassified. The change of the objective of the business model should occur before the date of the reclassification.
Measurement of financial assets
All financial instruments are initially recognized at fair value, plus, those transaction costs which are directly attributable to the issue of the particular instrument, with the exception of those financial assets which are classified at fair value through profit or loss.
All changes in the value of financial assets due to the interest accrual and similar items are recorded in the headings "Interest and other income" or "Interest expense", of the consolidated income statement of the year in which the accrual occurred (see Note 37), except for trading derivatives that are not economic and accounting hedges.
The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial assets.
“Financial assets held for trading”, “Non-trading financial assets mandatorily at fair value through profit or loss” and “Financial assets designated at fair value through profit or loss”
Financial assets are recorded under the heading “Financial assets held for trading” if the objective of the business model is to generate gains by buying and selling these financial instruments or generate short-term results. The financial assets recorded in the heading “Non-trading financial assets mandatorily at fair value through profit or loss” are derived from a business model which objective is to obtain the contractual cash flows and / or to sell those instruments but its contractual cash flows do not comply with the requirements of the SPPI test. Financial assets are classified in “Financial assets designated at fair value through profit or loss” only if it eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from recognizing or measuring such financial assets on different bases.
The assets recognized under these headings of the consolidated balance sheet are measured upon acquisition at fair value and changes in the fair value (gains or losses and foreign exchange differences) are recognized as their net value, when applicable, under the headings “Gains (losses) on financial assets and liabilities held for trading, net”, “Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net” and “Gains (losses) on financial assets designated at fair value through profit or loss, net” in the consolidated income statement (see Note 41).
”Financial assets at fair value through other comprehensive income”
–Debt instruments
Assets recognized under this heading in the consolidated balance sheets are measured at their fair value. This category of valuation implies the recognition of the information in the income statement as if it were an instrument valued at amortized cost, while the instrument is valued at fair value in the balance sheet. Thus, both interest income on these instruments and the exchange differences and impairment that arise in their case are recorded in the profit and loss account, while subsequent changes in its fair value (gains or losses) are recognized temporarily (by the amount net of tax effect) under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Fair value changes of debt instruments measured at fair value through other comprehensive income” in the consolidated balance sheets (see Note 30).
The amounts recognized under the headings “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Fair value changes of debt instruments measured at fair value through other comprehensive income” continue to form part of the Group's consolidated equity until the corresponding asset is derecognized from the consolidated balance sheet or until a loss allowance is recognized on the corresponding financial instrument. If these assets are sold, these amounts are derecognized and included under the headings “Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net” in the consolidated income statements (see Note 41).
The net loss allowances in “Financial assets at fair value through other comprehensive income” over the year are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification - Financial assets at fair value through other comprehensive income” (see Note 47) in the consolidated income statement for the year. Interest income on these instruments is recorded in the consolidated profit and loss account (see Note 37). Changes in foreign exchange rates are recognized under the heading “Exchange differences, net" in the consolidated income statements (see Note 41).
–Equity instruments
At the time of initial recognition of specific investments in equity instruments, the BBVA Group may make the irrevocable decision to present subsequent changes in fair value in other comprehensive income. Subsequent changes in this valuation will be recognized in "Accumulated other comprehensive income - Items that will not be reclassified to profit or loss - Fair value changes of equity instruments measured at fair value through other comprehensive income" (see Note 30). Dividends received from these investments are recorded in the heading "Dividend income" in the consolidated income statement (see Note 38). These instruments are not subject to the impairment model of IFRS 9.
“Financial assets at amortized cost”
The assets under this category are subsequently measured at amortized cost, after initial recognition, using the "effective interest rate" method. In the case of floating rate instruments, including inflation-linked bonds, the periodic updates of cash flows to reflect the movement of interest rates and inflation impact the effective interest rate prospectively.
Net loss allowances of assets recorded under these headings arising in each year, calculated using the IFRS 9 model, are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification – Financial assets measured at amortized cost” in the consolidated income statement for such year (see Note 47).
Classification and measurement of financial liabilities
Classification of financial liabilities
Financial liabilities are classified in the following categories:
–Financial liabilities at amortized cost;
–Financial liabilities that are held for trading, including derivatives, are financial instruments which are recorded in this category when the Group’s objective is to generate gains by buying and selling these financial instruments or generate short-term results; and
–Financial liabilities that are designated at fair value through profit or loss on initial recognition under the Fair Value Option. The Group has the option to designate irrevocably, on the initial moment of recognition, a financial liability at fair value through profit or loss provided that doing so results in the elimination or significant reduction of measurement or recognition inconsistency, or if a group of financial liabilities, or a group of financial assets and financial liabilities, has to be managed, and its performance evaluated, on a fair value basis in accordance with a documented risk management or investment strategy.
Measurement of financial liabilities
Financial liabilities are initially recorded at fair value, less transaction costs that are directly attributable to the issuance of instruments, except for financial instruments that are classified at fair value through profit or loss.
Variations in the value of financial liabilities due to the interest accrual and similar items are recorded in the headings “Interest and other income” or “Interest expense”, of the consolidated income statement for the year in which the accrual occurred (see Note 37), except for trading derivatives that are not economic and accounting hedges.
The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial liabilities.
“Financial liabilities held for trading” and “Financial liabilities designated at fair value through profit or loss“
The subsequent changes in the fair value (gains or losses) of the liabilities recognized under these headings of the consolidated balance sheets are recognized as their net value under the headings “Gains (losses) on financial assets and liabilities held for trading, net” and “Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net” in the consolidated income statements (see Note 41). The changes in the own credit risk of the liabilities designated under the fair value option is presented in “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss – Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk”, unless this treatment brings about or increases an asymmetry in the income statement.
“Financial liabilities at amortized cost”
The liabilities under this category are subsequently measured at amortized cost, using the “effective interest rate” method.
Hybrid financial liabilities
When a financial liability contains an embedded derivative, the Group analyzes whether the economic characteristics and risks of the embedded derivative and the host instrument are closely related.
If the characteristics and risks of the host and the derivative are closely related, the instrument as a whole will be classified and measured according to the general rules for financial liabilities. If, on the other hand, the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host, its terms meet the definition of a derivative and the hybrid contract is not measured at fair value with changes in fair value recognized in profit or loss, the embedded derivative shall be separated from the host and accounted for as a derivative separately at fair value with changes in profit and loss and the host instrument classified and measured according to its nature.
“Derivatives-Hedge Accounting” and “Fair value changes of the hedged items in portfolio hedges of interest-rate risk”
The Group uses financial derivatives as a tool for managing financial risks, mainly interest rates and exchange rates (See Note 7).
When these transactions meet certain requirements, they are considered "hedging instruments".
Hedging financial derivatives are used to hedge changes in the value of assets and liabilities, changes in cash flows, or the net investment in a foreign business. Fair value hedging is established for fixed rate financial instruments, and cash flow hedges are used for variable rate financial instruments. The Group also carries out exchange risk hedging operations.
Hedging accounting follows IAS 39, and the effectiveness of hedges is evaluated both retrospectively and prospectively, so that they remain within a range between 80% and 125%. The ineffectiveness of hedges, defined as the difference between the change in value of the hedging instrument and the hedged item in each period, attributable to the hedged risk, is recognized in the income statement. This includes both the amount of the ineffectiveness of the hedges established to manage interest rate risk in the period, as well as the ineffectiveness of the hedges established to manage exchange risk, which is mainly attributable to the temporary value of hedges established to manage exchange rate risk (see Notes 15 and 41).
Changes occurring subsequent to the designation of the hedging relationship in the measurement of financial instruments designated as hedged items as well as financial instruments designated as hedge accounting instruments are recognized as follows:
–In fair value hedges, the changes in the fair value of the derivative and the hedged item attributable to the hedged risk are recognized under the heading “Gains (losses) from hedge accounting, net” in the consolidated income statement, with a corresponding offset under the headings where hedging items ("Hedging derivatives") and the hedged items are recognized, as applicable, except for interest-rate risks hedges (which are almost all of the hedges used by the Group), for which the valuation changes are recognized under the headings “Interest and other income” or “Interest expense”, as appropriate, in the consolidated income statement (see Note 37).
–In fair value hedges of interest rate risk of a portfolio of financial instruments (portfolio-hedges), the gains or losses that arise in the measurement of the hedging instrument are recognized in the consolidated income statement, with the corresponding offset on the headings “Derivatives-Hedge Accounting” and the gains or losses that arise from the change in the fair value of the hedged item (attributable to the hedged risk) are also recognized in the consolidated income statement (in both cases under the heading “Gains (losses) from hedge accounting, net”, using, as a corresponding offset, the headings "Fair value changes of the hedged items in portfolio hedges of interest rate risk" in the consolidated balance sheets, as applicable).
–In cash flow hedges, the gain or loss on the hedging instruments relating to the effective portion is recognized temporarily under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Hedging derivatives. Cash flow hedges (effective portion)” in the consolidated balance sheets, with a corresponding offset under the heading “Hedging derivatives” of the assets or liabilities of the consolidated balance sheets as applicable. These differences are recognized in the consolidated income statement at the time the gains or losses of the hedged item are recorded in the income statement, at the time the forecast transaction is executed or at the maturity date of the hedged item. Almost all of the cash flow hedges carried out by the Group relate to interest rate risk and inflation risk of financial instruments, so their valuation changes are recognized under the heading "Interest and other income" or "Interest expense” in the consolidated income statement (see Note 37).
–The changes in value of the hedging items corresponding to the ineffective portions of cash flow hedges are recognized directly in the heading “Gains (losses) from hedge accounting, net” in the consolidated income statement (see Note 41).
–In hedges of net investments in foreign businesses, the valuation changes attributable to the effective portions of hedging items are recognized temporarily under the heading "Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss – Hedging of net investments in foreign operations (effective portion)" in the consolidated balance sheets with a corresponding offset under the heading “Hedging derivatives” of the assets or liabilities of the consolidated balance sheets, as applicable. These valuation changes will be recognized in the consolidated income statement when the investment in a foreign business is disposed of or derecognized (see Note 41).
Loss allowances on financial assets
The “expected losses” impairment model is applied to financial assets valued at amortized cost, debt instruments valued at fair value with changes in accumulated other comprehensive income, financial guarantee contracts and other commitments. All financial instruments valued at fair value through profit or loss are excluded from the impairment model.
The standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition and which establish the calculation of the credit risk allowance.
–Stage 1– without significant increase in credit risk
Financial assets which are not considered to have significantly increased in credit risk have loss allowances measured at an amount equal to the expected credit loss that arises from all possible default events within 12 months following the presentation date of the financial statements (12 month expected credit losses).
–Stage 2– significant increases in credit risk
When the credit risk of a financial asset has increased significantly since the initial recognition, the loss allowances of that financial instrument is calculated as the expected credit loss during the entire life of the asset. That is, they are the expected credit losses that result from all possible default events during the expected life of the financial instrument.
–Stage 3 – Impaired
When there is objective evidence that the instrument is credit-impaired, the financial asset is transferred to this category in which the provision for losses of that financial instrument is calculated, as in Stage 2, as the expected credit loss during the entire life of the asset.
When the recovery of any recognized amount is considered remote, such amount is written-off on the consolidated balance sheet, without prejudice to any actions that may be taken in order to collect the amount until the rights extinguish in full either because it is time-barred debt, the debt is forgiven, or other reasons.
The BBVA Group has applied the following definitions:
–Credit-impaired asset
An asset is credit-impaired (stage 3) if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset.
Historically, the definition of credit-impaired asset under IFRS 9 has been substantially aligned with the definition of default used by the Group for internal credit risk management, which is also the definition used for regulatory purposes. In 2021 the Group updated its definition of default to conform to that set forth in the European Banking Authority (hereinafter EBA) Guidelines, in compliance with article 178 of Regulation (EU) No 575/2013 (CRR). The Group consequently updated the definition of credit-impaired asset (stage 3), considering it a change in accounting estimates, re-establishing the consistency with the definition of default and guaranteeing the integration of both definitions in credit risk management.
The determination of an asset as impaired and its classification in stage 3 is based exclusively on the risk of default, without considering the effects of credit risk mitigating measures such as guarantees and collaterals. Specifically, the following financial assets are classified in stage 3:
a.Impaired assets for objective reasons or delinquency: when there are unpaid amounts of principal or interest for more than 90 days.
According to IFRS 9, the 90-days past due default is a presumption that can be rebutted in those cases where the entity considers, based on reasonable and supportable information, that it is appropriate to use a longer term. As of December 31, 2023, the Group has not used terms exceeding 90 days past due.
b.Impaired assets for subjective reasons (other than delinquency): when circumstances are identified that show, even in the absence of defaults, that it is not probable that the debtor will fully comply with its financial obligations. For this purpose, the following indicators are considered, among others:
– Significant financial difficulties of the issuer or the borrower.
–Granting by the lender or lenders to the borrower, for economic or contractual reasons related to the latter's financial difficulties, of concessions or advantages that they would not have otherwise granted.
–Breach of contractual clauses, such as events of default or default.
–Increasing probability that the borrower will go into bankruptcy or some other situation of financial reorganization.
–Disappearance of an active market for the financial asset due to financial difficulties.
–Others that may affect the committed cash flows such as the loss of the debtor's license or that it has committed fraud.
–Generalized delay in payments. In any case, this circumstance exists when, during a continuous period of 90 days prior to the reporting date, a material amount has remained unpaid.
–Sales of credit exposures of a client with a significant economic loss will imply that the rest of its operations are considered impaired.
Relating to the granting of concessions due to financial difficulties, it is considered that there is an indicator of unlikeliness to pay, and therefore the client must be considered impaired, when the refinancing or restructuring measures may result in a diminished financial obligation caused by a forgiveness or material deferral of principal, interest or fees. Specifically, unless proven otherwise, transactions that meet any of the following criteria will be reclassified to the category of impaired assets:
a.Irregular repayment schedule.
b.Contractual clauses that delay the repayment of the loan through regular payments. Among others, grace periods of more than two years for the amortization of the principal will be considered clauses with these characteristics.
c.Amounts of principal or interest written off from the balance sheet as its recovery is considered remote.
In any case, a restructuring will be considered impaired when the reduction in the net present value of the financial obligation is greater than 1%.
Credit risk management for wholesale counterparties is carried out at the customer (or group) level. For this reason, the classification of any of a client's material exposures as impaired, whether due to more than 90 days of default or due to any of the subjective criteria, implies the classification as impaired of all the client's exposures.
Regarding retail clients, which are managed at the individual loan level, the scoring systems review their score, among other factors, in the event of a breach in any of their operations or incurring generalized delays in payments, which also triggers the necessary recovery actions. Among them are the refinancing measures that, where appropriate, may lead to all the client's operations being considered impaired. Furthermore, given the granularity of the retail portfolios, the differential behavior of these clients in relation to their products and collateral provided, as well as the time necessary to find the best solution, the Group has established as an indicator that when a transaction of a retail client is in default in excess of 90 days or shows a general delay in payments and this represents more than 20% of the client's total balance, all its transactions are considered impaired.
When operations by entities related to the client fall into stage 3, including both entities of the same group and those with which there is a relationship of economic or financial dependence, the transactions of the holder will also be classified as stage 3 if after the analysis it is concluded that there are reasonable doubts about the full payment of the loans.
The stage 3 classification will be maintained for a cure period of 3 months from the disappearance of all indicators of impairment during which the client must demonstrate good payment behavior and an improvement in their credit quality in order to corroborate the disappearance of the causes that motivated the classification of the debt as impaired. In the case of refinancing and restructuring, the cure period is one year (see Note 7.2.7 for more details).
These criteria are aligned in all the geographical areas of the Group, maintaining only minor differences to facilitate the integration of management at the local level.
–Significant increase in credit risk
The objective of the impairment requirements is to recognize lifetime expected credit losses for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and supportable information, including that which is forward-looking.
The model developed by the Group for assessing the significant increase in credit risk has a two-prong approach that is applied globally (for more detail on the methodology used, see Note 7.2.1):
–Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life.
–Qualitative criterion: most indicators for detecting significant risk increase are included in the Group's systems through rating and scoring systems or macroeconomic scenarios, so the quantitative analysis covers the majority of circumstances. The Group uses additional qualitative criteria to identify significant increase in credit risk and thus, to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used. Such qualitative criteria are the following:
a.More than 30 days past due. According to IFRS 9, default of more than 30 days is a presumption that can be rebutted in those cases in which the entity considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. As of December 31, 2023, the Group has not considered periods higher than 30 days.
b.Watch List: They are subject to special watch by the Risk units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.
c.Refinance or restructuring that does not show evidence of impairment, or that, having been previously identified, the existence of significant increase in credit risk may still exist.
Although the standard introduces a series of operational simplifications, also known as practical solutions, for analyzing the increase in significant risk, the Group does not use them as a general rule. However, for high-quality assets, mainly related to certain government institutions and bodies, the standard allows for considering that their credit risk has not increased significantly because they have a low credit risk at the presentation date. This possibility is limited to those financial instruments that are classified as having high credit quality and high liquidity to comply with the liquidity coverage ratio (hereinafter, "LCR"). This does not prevent these assets from being assigned the credit risk coverage that corresponds to their classification as stage 1 based on their credit rating and macroeconomic expectations.
Method for calculating Expected Credit Loss (ECL)
Method for calculating expected loss
The measurement of expected losses must reflect:
–A considered and unbiased amount, determined by evaluating a range of possible results;
–The time value of money; and
–Reasonable and supportable information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.
Expected losses are measured both individually and collectively.
The individualized estimate of credit losses results from calculating the difference between the expected cash flows discounted at the effective interest rate of the transaction and the carrying amount of the instrument (see Note 7.2.1).
For the collective measurement of expected losses the instruments are classified into groups of assets based on their risk characteristics. Exposure within each group is grouped according to credit risk common characteristics, which indicate the payment capacity of the borrower according to the contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group. The characteristics of credit risk may consider, among others, the following factors (see Note 7.2.1):
–Type of instrument.
–Rating or scoring tools.
–Credit risk scoring or rating.
–Type of collateral.
–Amount of time at default for stage 3.
–Segment.
–Qualitative criteria which can have a significant increase in risk.
–Collateral value if it has an impact on the probability of a default event.
The estimated losses are derived from the following parameters:
–PD: estimate of the probability of default in each period.
–EAD: estimate of the exposure in case of default at each future period, taking into account the changes in exposure after the closing date of the financial statements.
–LGD: estimate of the loss in case of default, calculated as the difference between the contractual cash flows and receivables, including guarantees. For these purposes, the probability of executing the guarantee, the moment until its ownership and subsequent realization are achieved, the expected cash flows and the acquisition and sale costs, are considered in the estimation.
–CCF: cash conversion factor is the estimate made on off-balance sheet contractual arrangements to determine the exposure subject to credit risk in the event of a default.
At the BBVA Group, the calculated expected credit losses are based on internal models developed for all portfolios within the IFRS 9 scope, except for the cases that are subject to individual analysis.
The calculation and recognition of expected credit losses includes exposures with governments and credit institutions, for which, despite having a reduced number of defaults in the information databases, internal models have been developed, considering, as sources of information, the data provided by external rating agencies or other observed in the market, such as changes in bond yields, prices of credit default swaps or any other public information on them.
Use of present, past and future information
IFRS 9 requires incorporation of present, past and future information to detect any significant increase in risk and measure expected loss, which must be carried out on a weighted probability basis.
The standard does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur have to be considered, even though the possibility of a loss may be very low. To achieve this, the Group generally evaluates the linear relationship between its estimated loss parameters (PD, LGD and EAD) with the historical and future forecasts of the macroeconomic scenarios.
Additionally, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.
The approach taken by the Group consists of using a methodology based on the use of three scenarios. The first is the most probable scenario (base scenario) that is consistent with that used in the Group's internal management processes, and two additional ones, one more positive and the other more negative. The combined outcome of these three scenarios is calculated considering the weight given to each of them. The main macroeconomic variables that are valued in each of the scenarios for each of the geographies in which the Group operates are the Gross Domestic Product (GDP), the real estate price index, interest rates and the unemployment rate. The main goal of the Group's approach is seeking the greatest predictive capacity with respect to the first two variables (see Note 7.2.1).
Derecognition of the balance due to impairment on financial assets (write-offs)
Debt instruments are classified as written-off once, after being analyzed, it is reasonably considered that their recovery is remote due to the notorious and irrecoverable deterioration of the solvency of the holder of the operation.
Based on their procedures and particularities, the Group entities recognize operations as a write-off where, following their analysis, there are no reasonable expectations of recovery of the debt, taking into account aspects such as: the time elapsed since the classification as doubtful operations due to delinquency, the coverage levels achieved, type of portfolio or product, bankruptcy status of the holder and the existence of guarantees, their valuation and execution capacity. In those cases where the guarantee is significant, there is the possibility of making partial write-offs on the non-guaranteed portion.
The classification of an operation as written-off, entails the recognition of losses for the carrying amount of the related debt and results in a derecognition in the same amount from the balance sheet (see Note 7.2.5).
Transfers and derecognition of financial assets and liabilities
The accounting treatment of transfers of financial assets is determined by the form in which risks and benefits associated with the financial assets involved are transferred to third parties. Financial assets are only derecognized from the consolidated balance sheet when the cash flows that they generate are extinguished, when their implicit risks and benefits have been substantially transferred to third parties or when the control of financial asset is transferred even in case of no physical transfer or substantial retention of such assets. In the latter case, the financial asset transferred is derecognized from the consolidated balance sheet, and any right or obligation retained or created as a result of the transfer is simultaneously recognized.
Similarly, financial liabilities are derecognized from the consolidated balance sheet only if their obligations are extinguished or acquired (with a view to subsequent cancellation or renewed placement).
The Group is considered to have transferred substantially all the risks and benefits if such risks and benefits account for the majority of the risks and benefits involved in ownership of the transferred financial assets.
Treatment of securitizations
The securitizations funds to which the Group entities transfer their credit portfolios are consolidated entities of the Group. For more information, refer to Note 2.1 “Principles of consolidation”.
The Group considers that the risks and benefits of the securitizations are substantially retained if the subordinated bonds are held and/ or if subordination funding has been granted to those securitization funds, which means that the credit loss risk of the securitized assets will be assumed. Consequently, the Group is not derecognizing those transferred loan portfolios.
Synthetic securitizations are transactions where risk is transferred through derivatives or financial guarantees and in which the exposure of these securitizations remains in the balance sheet of the Group. The Group has established the synthetic securitizations through received financial guarantees. As for the commissions paid, they are accrued during the term of the financial guarantee.
Financial guarantees
Financial guarantees are considered to be those contracts that require their issuer to make specific payments to reimburse the holder of the financial guarantee for a loss incurred when a specific borrower breaches its payment obligations on the terms – whether original or subsequently modified – of a debt instrument, irrespective of the legal form it may take. Financial guarantees may take the form of a deposit, bank guarantee, insurance contract or credit derivative, among others.
In their initial recognition, financial guarantees are recognized as liabilities in the consolidated balance sheet at fair value, which is generally the present value of the fees, commissions and interest receivable from these contracts over the term thereof, and the Group simultaneously recognizes a corresponding asset in the consolidated balance sheet for the amount of the fees and commissions received at the inception of the transactions and the amounts receivable at the present value of the fees, commissions and interest outstanding.
Financial guarantees, irrespective of the guarantor, instrumentation or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required for them. The credit risk is determined by application of criteria similar to those established for quantifying loss allowances on debt instruments measured at amortized cost (see Note 2.2.1).
The provisions recognized for financial guarantees are recognized under the heading “Provisions - Provisions for contingent risks and commitments” on the liability side in the consolidated balance sheets (see Note 24). These provisions are recognized and reversed with a charge or credit, respectively to “Provisions or reversal of provision” in the consolidated income statements (see Note 46).
Income from financial guarantees is recorded under the heading “Fee and commission income” in the consolidated income statement and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee (see Note 40).
Synthetic securitizations made by the Group to date meet the requirements of the accounting regulations for accounting as guarantees.
Tangible Assets
Tangible assets are classified according to their nature:
–Property, plant and equipment for own use
This heading includes the assets under ownership or acquired under lease terms (right to use), intended for future or current use by the Group and that it expects to hold for more than one year. It also includes tangible assets received by the Group in full or partial settlement of receivables from third parties which are expected to be held for continuing use.
–Investment properties
Includes the value of land, buildings and other structures that are held either for rental or for capital gain on sale, and which are not expected to be used in the ordinary course of business and are not intended for own use.
–Assets leased out under an operating lease
Includes assets for which the Group has granted the right of use to another company through an operating lease contract.
In general, and as an accounting policy option, tangible assets are recorded in the balance sheets under the cost model, i.e., at acquisition cost, less the related accumulated depreciation and, if applicable, the estimated impairment losses resulting from comparing the net book value of each item with its corresponding recoverable value (see Note 17).
The Group uses the straight-line method to calculate depreciation over the estimated useful life of the asset. The depreciation charge for tangible assets is recorded under "Depreciation and amortization" in the income statement (see Note 45) and is the result of using the following depreciation rates:

General depreciation rates for tangible assets
Type of assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%
Lease use rights	The lesser of the lease term or the useful life of the underlying asset
At each reporting date, the Group analyzes whether there are indicators that a tangible asset may be impaired and, if any, adjusts the carrying amount to its recoverable amount, modifying future depreciation charges in accordance with its revised remaining useful life. Similarly, if there is indication that the value of a tangible asset that was previously impaired has been recovered, the Group estimates the recoverable amount of the asset and recognizes in the income statement the reversal of the impairment loss recognized in previous years and thus, adjusts the future depreciation charges. Any impairment or reversal of impairment will be recognized with the offsetting entry recorded to the heading “Impairment or reversal of impairment of non-financial assets - Intangible assets” of the consolidated income statement (see Note 49).
In the BBVA Group, most of the buildings held for own use are assigned to the different Cash Generating Units (hereinafter, "CGUs") to which they belong. The corresponding impairment analyses are performed for these CGUs to determine whether sufficient cash flows are generated to support the value of the assets comprised therein.
Operating and maintenance expenses relating to tangible assets for own use are recognized in the year in which they are incurred under "Administrative expenses - Property, plant and equipment" in the income statement (see Note 44.2).
Additionally, for those geographical areas with subsidiaries where the Group applies IAS 29 "Financial Reporting in Hyperinflationary Economies", this type of asset is adjusted, at each balance sheet date, to show variations in the purchasing power of the currency due to inflation from the date of acquisition or inclusion in the consolidated balance sheet (see Note 2.2.18).
Leases
In general, the Group will record assets and liabilities for lease contracts by recording a right of use (right to use the leased asset) under ''Tangible assets - Property, plant and equipment'' and ''Tangible assets - Investment property'' (see Note 17), and a lease liability (its obligation to make lease payments) under ''Financial liabilities at amortized cost - Other financial liabilities'' (see Note 22.5). The BBVA Group applies two exceptions in the case of short-term leases and leases whose underlying asset is of low value. In these cases, lease payments are recognized under "Other operating expense" (see Note 42) in the consolidated income statement over the term of the lease.
At the initial date of the lease, the lease liability is equal to the present value of all lease unpaid payments. Subsequently, it is valued at amortized cost.
The right to use assets is initially recorded at cost and is subsequently reduced by accumulated amortization and accumulated impairment. The Group has decided to calculate depreciation using the straight-line method. Depreciation of tangible assets is recorded under "Depreciation and amortization" in the consolidated statement of income (see Note 45).
The interest expense on the lease liability is recorded under the heading “Interest expense” (see Note 37.2). Variable payments not included in the initial measurement of the lease liability are recorded under the heading “Administration costs – Other administrative expense” (see Note 44.2).
Operating lease and sublease incomes are recognized in the consolidated income statements under the headings “Other operating income” (see Note 42).
On the other hand, when the Group acts as a lessor, it classifies leases as finance or operating leases. In finance leases, the sum of the present values of the amounts received plus the guaranteed residual value is recorded as financing provided to third parties and is included under "Financial assets at amortized cost" in the consolidated balance sheet (see Note 14).
In operating leases, the acquisition cost of the leased assets is presented under "Tangible assets - Property, plant and equipment - Assigned under operating leases" in the consolidated balance sheet (see Note 17). These assets are depreciated in accordance with the policies adopted for similar tangible assets for own use and the income and expenses arising from the lease contracts are recognized in the consolidated income statement on a straight-line basis under "Other operating income" and "Other operating expense", respectively (see Note 42).
If a fair value sale and leaseback results in a lease, the profit or loss generated from the effectively transferred part of the sale is recognized in the consolidated income statement at the time of sale (only for the effectively transmitted part).
The assets leased out under operating lease contracts to other entities in the Group are treated in the consolidated financial statements as for own use, and thus rental expense and income is eliminated in consolidation and the corresponding depreciation is recognized.
Additionally, for those geographical areas with subsidiaries where the Group applies IAS 29 "Financial Reporting in Hyperinflationary Economies", this type of asset is being adjusted to show changes in the purchasing power of the currency due to inflation from the date of acquisition or inclusion in the consolidated balance sheet (see Note 2.2.18).
Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale
This heading includes the carrying amount of individual items or items integrated in a group ("disposal group") or that form part of a significant business line or geographical area that is intended to be disposed of (“discontinued operation”) whose sale is highly probable to take place under the current conditions within a period of one year from the date to which the financial statements refer. Additionally, it includes assets that were expected to be disposed of within one year, but for which disposal there is a delay caused by events and circumstances beyond the Group's control, and there is sufficient evidence that the Group remains committed to its plan for sale (see Note 21), in particular, regarding real estate assets or other assets received to cancel, in whole or in part, the payment obligations of debtors for credit operations. These assets are not amortized as long as they remain in this category.
With respect to valuation, in general, foreclosed real estate assets or assets received in payment of debts are recognized both at the date of acquisition and subsequently, at the lower of their fair value less estimated costs to sell and their carrying amount, with the possibility of recognizing an impairment or reversal of impairment for the difference, if applicable. When the amount of the sale less estimated costs to sell exceeds the carrying amount, the gain is not recognized until the time of disposal and derecognition.
The applicable carrying value of the financial asset is updated at the time of foreclosure, treating the foreclosed property as collateral and taking into account the corresponding credit risk hedges at the time prior to delivery. The fair value of foreclosed assets is based mainly on appraisals or valuations performed by independent experts with a maximum age of one year, or less if there are indications of impairment; in addition, by appraisal, the need to apply a discount on the asset based on its specific conditions or market conditions for such type of assets is evaluated and in any case, the entity’s estimated sale costs are deducted.
Gains/losses on disposal of these assets and impairment losses are recognized under "Gains (losses) on non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations" in the consolidated income statement (see Note 50). Other income and expenses are classified in the income statement items according to their nature.
The income and expenses of discontinued operations generated in the year, even if they were generated prior to their classification as discontinued operations, are presented, net of the tax effect, as a single amount under "Profit (loss) after tax from discontinued operations" in the consolidated income statement. This caption also includes the results obtained on disposal (net of the tax effect).
Additionally, for those geographical areas with subsidiaries where the Group applies IAS 29 "Financial Reporting in Hyperinflationary Economies", this type of assets is being adjusted to show changes in the purchasing power of the currency due to inflation from the date of acquisition or inclusion in the consolidated balance sheet (see Note 2.2.18).
Intangible assets
Goodwill
Goodwill represents the advance payment made by the entity for future economic benefits, from assets that have not been individually identified nor separately recognized in a business combination.
Goodwill is allocated to one or more cash-generating units (CGUs) that are expected to be the beneficiaries of the synergies derived from the business combinations. CGUs represent the smallest identifiable groups of assets that generate cash flows for the Group. Goodwill is not amortized and is periodically tested for impairment (see Note 18), comparing the carrying amount of that CGU - adjusted by the amount of goodwill attributable to minority interests, in the event that the Group has not chosen to measure minority interests at fair value, with its recoverable amount.
The recoverable amount of a CGU is equal to the fair value less sale costs or its value in use, whichever is greater. Value in use is calculated as the discounted value of the cash flow projections that the unit’s management estimates and is based on the latest budgets approved for the coming years. The main assumptions used in its calculation are: a growth rate to extrapolate the cash flows indefinitely, and the discount rate used to discount the cash flows, which is equal to the cost of the capital assigned to each CGU, and equivalent to the sum of the risk-free rate plus a risk premium inherent to the CGU being evaluated for impairment. If the carrying amount of the CGU exceeds the related recoverable amount, the Group recognizes an impairment loss.
Impairment losses on goodwill are recorded under "Impairment or reversal of impairment of non-financial assets - Intangible assets" (see Note 49).
Other intangible assets
These assets may have an indefinite useful life if it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash flows for the consolidated entities. In all other cases they have a finite useful life (see Note 18.2).
Intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually.
Intangible assets with a finite useful life are amortized according to the duration of this useful life, using methods similar to those used to depreciate tangible assets. Finite useful life intangible assets consist mainly of IT applications acquisition costs which have a useful life, in general, of 5 years. Internally developed software is recognized as an intangible asset when, among other requirements, it has the capacity to be used or sold, it is identifiable and its capacity to generate economic benefits in the future can be demonstrated. The amortization charge of these assets is recognized in the consolidated income statements under the heading "Depreciation and amortization" (see Note 45).
Any impairment losses on the carrying amount of these assets will be recognized under the heading “Impairment or reversal of impairment on non-financial assets- Intangible assets” in the consolidated income statements (see Note 49). The criteria used to recognize the impairment losses on these assets and, where applicable, the recovery of impairment losses recognized in prior years, are similar to those used for tangible assets.
Additionally, for those geographical areas with subsidiaries where the Group applies IAS 29 "Financial Reporting in Hyperinflationary Economies", this type of asset is being adjusted to show changes in the purchasing power of the currency due to inflation from the date of acquisition or inclusion in the consolidated balance sheet (see Note 2.2.18).
Insurance and reinsurance contracts
Assets and liabilities under insurance and reinsurance contracts under IFRS 17 applicable to 2023 and 2022
The initial application date of IFRS 17 by the BBVA Group was January 1, 2023 and it has been applied to the year ended December 31, 2023, with a transition date of January 1, 2022. IFRS 17 superseded IFRS 4 as the accounting standard applicable to the recognition, measurement and presentation of contracts that transfer significant insurance risk, with one year of comparative information, that is, for the BBVA Group, from January 1, 2022 to December 31, 2022 has been restated accordingly (see Note 2.3 and Appendix X).
The assets and liabilities of the BBVA Group’s insurance subsidiaries are recognized according to their nature under the corresponding headings of the consolidated balance sheet.
The heading “Insurance and reinsurance assets” in the consolidated balance sheets includes the amounts that the consolidated insurance subsidiaries are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the value of reinsurance covers in respect of the insurance liabilities recognized by the consolidated subsidiaries.
The heading “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets includes the liabilities recognized due to insurance contracts recorded by the consolidated subsidiaries in accordance with IFRS 17 (see Note 23).
The income or expense reported by the BBVA Group’s consolidated insurance subsidiaries on their insurance activities is recognized, in accordance with their nature, in the corresponding items of the consolidated income statements.
Definition, grouping and classification
The Group evaluates whether a significant insurance risk from a third party is being accepted in its contracts, when agreeing to compensate the policyholder if a specified uncertain future event adversely affects the policyholder. Thus, it identifies those insurance contracts that fall within IFRS 17. This evaluation was already carried out by the Group under IFRS 4 for the classification of its contracts between insurance contracts and financial liabilities.
The BBVA Group groups insurance contracts considering the following aspects:
–whether they are subject to similar risks and are managed jointly, separating as well direct insurance and reinsurance contracts.
– their profitability or onerousness (in general, the Group classifies contracts by their profitability into two groups: onerous contracts, and non-onerous contracts or contracts without a significant possibility of becoming onerous)[1].
–and their year of issuance or cohort, grouping by this last criterion the contracts issued in the calendar year, i.e., between January 1 and December 31 of each year.
Since the Group has chosen the fair value transition approach, for long-term contracts (mainly life-risk and life-saving insurance) issued prior to the transition date of January 1, 2022 (see Note 2.3), it has not been necessary to aggregate the contracts by previous cohorts. For contracts issued after the transition date, the Group classifies them by year of issuance, and therefore, the Group has not accepted the exception provided for in the adoption of the standard by the European Union on annual cohorts in products with matched cash flows[2].
The Group has applied the analysis on the separation of non-insurance components only to insurance contracts falling under the scope of IFRS 17, with the entities identifying within their portfolios the existence of non-insurance components, and concluding based on expert judgment whether or not they need to separate them. In the case of non-separable investment components, they are included in the asset or liability, as appropriate, but are excluded from insurance income or expenses in the income statement.
The initial recognition date has been established as the earliest of: the beginning of the coverage period of the group of contracts, the date when the first payment from an insurance policyholder in the group became due, or in the case of a group of onerous contracts, when the group becomes onerous. From that date, the insurance and reinsurance contracts have been reflected in the consolidated financial statements and valued in accordance with the provisions of IFRS 17.
The Group derecognizes insurance contracts when the contract expires, that is, upon expiration of the contract or upon settlement of all the benefits of the contract or upon its cancellation; or when a modification is made to the terms of the contract that gives rise to derecognition.
Valuation methods
The Group has carried out an analysis of the limits of insurance and reinsurance contracts under IFRS 17, separately, applying the General Model (Building Block Approach) by default to all contracts, except those eligible to be valued by the Simplified Model (Premium Allocation Approach), or the Variable Fee Approach.
The General Model requires that insurance contracts be initially valued for the total of:
–fulfillment cash flows, which comprise the estimation of future cash flows discounted to reflect the time value of money, the financial risk associated, and a risk adjustment for non-financial risk that would represent the compensation required for the uncertainty associated with the amount and timing of the expected cash flows;
–and the contractual service margin (CSM), which represents the expected unearned profit from insurance contracts, which will be recognized in the entity’s income statement as the service is provided in the future, instead of being recognized at the time of the estimation.
Subsequently, the amount recognized in the consolidated balance sheet for each group of insurance contracts measured under this model comprises the liability for remaining coverage, which includes the aforementioned fulfillment cash flows and the contractual service margin, and the liability for incurred claims, which includes the cash flows from related to claims that have occurred, but have not been paid, discounted to reflect the time value of money, the financial risk associated with future cash flows, and a risk adjustment for non-financial risk that would represent the compensation required by the uncertainty associated with the amount and timing of the expected cash flows. The Group uses the General Model for the valuation of liabilities under insurance and reinsurance contracts that correspond to long-term commitments, a portfolio that represents the majority of what is recorded in the balance sheet.
The Group used the Simplified Model in the valuation of the liability for remaining coverage of contracts with a coverage period of one year or less, or in those contracts with a duration of more than one year but which are not expected to have a valuation significantly different from that of the General Model. Under this Simplified Model, the liability for remaining coverage is made up of the premiums received (collected), less the cash flows for the acquisition of the insurance paid, plus or minus the premiums or expected acquisition cash flows recorded in the income statement, respectively. The income statement recording is carried out on a linear basis throughout the coverage period of the contract, in the event that the accrual of income is also accrued. By default, the Group has chosen to defer acquisition expenses, although there is an option to recognize such expenses when they are incurred. In turn, the groups of contracts valued under this model have a liability for incurred claims calculated in a manner similar to that of the General Model. The Group has valued direct insurance contracts whose coverage period is less than one year, using the Simplified Model, the same method used for the valuation of assets for the reinsurance ceded. This model has also been used by the Group when the valuation under this Simplified Model does not differ significantly from that which would be produced by applying the General Model.
The amount of the contracts valued following the Variable Fee Approach is residual in the Group.
The BBVA Group has defined and identified for each group of contracts the hedging units to be used for the release to profit or loss of the contractual service margin, in accordance with IFRS 17, and subsequent interpretations issued by the Transition Resource Group for IFRS 17 and the IFRIC. The adjustments made to the contractual service margin in the subsequent measurement are those established in paragraph 44 of IFRS 17.
Furthermore, the Group has chosen the accounting policy option of not changing the treatment of accounting estimates made in previous interim closings.
Discount rate
The methodology used to obtain the discount rate differs according to the entity and portfolio to which it is applied, highlighting mainly the cases of the companies in Spain and Mexico, where the Group has greater presence (see Note 23). In the first case, the top-down approach has been mainly applied and it has been verified that the Internal Rate of Return (hereinafter “IRR”) of the entity’s asset portfolio converges with the IRR of a reference portfolio from which the European Insurance and Occupational Pensions Authority (hereinafter “EIOPA”) fundamental spread is discounted for. In the second case, the top-down approach has been used for immunized portfolios (see Glossary), eliminating the spread for credit risk through the EIOPA fundamental spread. However, in non-immunized portfolios, the bottom-up approach has been used, using the swap curve as the risk-free rate.
Risk adjustment for non-financial risk
The risk adjustment for non-financial risk represents the compensation required for bearing uncertainty about the amount and timing of the associated cash flows. To estimate the non-financial risk adjustment, the Group has used its own methodologies based on calculations of the Value at Risk (VaR) of the commitments associated with the Life and Non-Life businesses, using in the case of Spain a confidence level of 80% and in the case of Mexico 70%.
Onerosity
An insurance contract is onerous at the date of initial recognition if the fulfilment cash flows allocated to the contract, any previously recognized insurance acquisition cash flows and any cash flows arising from the contract at the date of initial recognition in total are a net outflow.
The Group has classified the contracts valued under the General Model into onerous groups, considering the fulfillment cash flows, acquisition expenses and any other attributable cash flow. The evaluation is carried out, in general terms, contract by contract, except in those cases where it is possible to group into sets of homogeneous contracts.
Contracts valued under the Simplified Model, by default, are assumed to be non-onerous at their initial recognition, unless there are facts and circumstances that indicate otherwise, where the Group relies on information from existing internal reports (ratios and indicators) for monitoring business performance, adjusted to the criteria of IFRS 17, as well as market evolution expectations based on expert judgment. The granularity to carry out this evaluation may be the same as that used to monitor the business through the abovementioned internal reports.
In the same way as the contractual service margin represents the estimated future benefit of the insurance contract, the loss component is the estimated loss of the onerous contract. The accounting record of these two concepts has a different temporality: while the margin is deferred throughout the duration of the contract according to the contractual limits, the loss component is recognized in the income statement as soon as it is known, which will result in the carrying amount of the group's liability being equal to the fulfilment cash flows and the group's contractual service margin being equal to zero.
Throughout the life of a contract, the assumptions used to project future cash flows may change and, consequently, the expected return on a contract may increase or decrease. This means that a group of contracts initially classified as onerous may become more onerous, or on the contrary, in the subsequent measurement the assumptions used to estimate the cash flows may change so much that the previously recognized loss could be reversed.
Reinsurance
In general, the Group values reinsurance covers under the Simplified Model, valuing the asset for remaining coverage of contracts with a coverage period of one year or less, or in those contracts with a duration of more than one year, but which are not expected to produce a valuation significantly different from that of the General Model. This method also includes the asset for incurred claims.
Effect on results
In general, for the presentation of the financial income or expenses from insurance contracts that arise as a result of the change in the discount rate, both due to the effect of the time value of money as well as the effect of financial risk, the Group has chosen the accounting policy option of disaggregating these financial income or expenses from insurance contracts between recording them in the "Net interest income" and in "Accumulated other comprehensive income (loss)", in order to minimize accounting asymmetries in the valuation and recognition of financial investments under IFRS 9 and insurance contracts under IFRS 17.
The Group has chosen to disaggregate the changes in the risk adjustment between financial and non-financial, so that the change in the value of the risk adjustment derived from the effect of the time value of money, and changes in it, is recorded as a financial income or expense from insurance contracts. Insurance revenue is recognized over the period the entity provides insurance coverage, excluding any investment component.
The loss component, in the case of onerous contracts, corresponds to the losses attributable to each group of contracts, both at initial recognition and at a later time.
Assets and liabilities under insurance and reinsurance contracts under IFRS 4 applicable to 2021
Information as of and for the year ended December 31, 2021 is presented following the policies and valuation criteria established by IFRS 4, which was applicable as of December 31, 2021.
Pursuant to IFRS 4, the consolidated insurance entities of the BBVA Group recognized the amounts of the premiums written and a charge for the estimated cost of the claims that would be incurred at their final settlement to their consolidated income statements. At the close of the year, the amounts collected and unearned, as well as the costs incurred and unpaid, were accrued.
The most significant provisions recorded by consolidated insurance entities with respect to insurance policies issued by them, according to the type of product, could be as follows:
–Life insurance provision: Represents the value of the net obligations undertaken with the life insurance policyholder. These provisions include: Provisions for unearned premiums and mathematical reserves.
–Non-life insurance provision: Includes provisions for unearned premiums and provisions for unexpired risks.
–Provision for claims: This reflects the total amount of the outstanding obligations arising from claims incurred prior to year-end. The provision is equivalent to the difference between the total estimated or certain cost of the claims not yet reported, settled or paid, and the total amounts already paid in relation to such claims.
–Provision for bonuses and rebates: This provision includes the amount of the bonuses accruing to policyholders, insurees or beneficiaries and the premiums to be returned to policyholders or insurees, as the case may be, based on the behavior of the risk insured, to the extent that such amounts have not been individually assigned to each of them.
–Technical provisions for reinsurance cover: Calculated by applying the criteria indicated above for direct insurance, taking account of the assignment conditions established in the open reinsurance contracts.
–Other technical provisions: These are provisions to cover the probable mismatches in the market reinvestment interest rates with respect to those used in the valuation of the technical provisions.
Tax assets and liabilities
Expenses on corporate income tax applicable to the BBVA Group’s Spanish entities and on similar income taxes applicable to consolidated foreign entities are recognized as an expense for the period in the consolidated income statement, except when they result from transactions on which the profits or losses are recognized directly in equity, in which case the related tax effect is also recognized in equity.
The total corporate income tax expense is calculated by aggregating the current tax arising from the application of the corresponding tax rate as per the tax base for the year (after deducting the tax credits or discounts allowable for tax purposes) and the change in deferred tax assets and liabilities recognized in the consolidated income statement.
Deferred tax assets and liabilities include temporary differences, the carryforward of unused tax losses and carryforward of unused tax credits or discount carry forwards. These amounts are calculated by applying to each temporary difference the tax rates that are expected to apply when the asset is realized or the liability settled (see Note 19).
The "Tax Assets" line item in the consolidated balance sheets includes the amount of all the assets of a tax nature, broken down into: "Current” (amounts of tax recoverable in the next twelve months) and "Deferred" (which includes the amount of tax to be recovered in future years, including those arising from tax losses or credits for deductions or rebates that can be compensated). The "Tax Liabilities" line item in the consolidated balance sheets includes the amount of all the liabilities of a tax nature, except for provisions for taxes, broken down into: "Current” (income tax payable on taxable profit for the year and other taxes payable in the next twelve months) and "Deferred" (the amount of corporate tax payable in subsequent years).
Deferred tax liabilities attributable to taxable temporary differences associated with investments in subsidiaries, associates or joint venture entities are recognized as such, except where the Group can control the timing of the reversal of the temporary difference and it is unlikely that it will reverse in the future. Deferred tax assets are only recognized to the extent that it is probable that the consolidated entities will generate enough taxable profits to make deferred tax assets effective and do not correspond to those from initial recognition (except in the case of business combinations), which also does not affect the fiscal outcome.
The deferred tax assets and liabilities recognized are reassessed by the consolidated entities at each balance sheet date in order to ascertain whether they still qualify as deferred tax assets and liabilities, and if it is necessary to make adjustments on the basis of the findings of the analyses performed. In those circumstances in which it is unclear how a specific requirement of the tax law applies to a particular transaction or circumstance, and the acceptability of the definitive tax treatment depends on the decisions taken by the relevant taxation authority in future, the entity recognizes current and deferred tax liabilities and assets considering whether it is probable or not that a taxation authority will accept an uncertain tax treatment. Thus, if the entity concludes that it is not probable that the taxation authority will accept an uncertain tax treatment, the entity uses the amount expected to be paid to (recovered from) the taxation authorities.
The income and expense directly recognized in consolidated equity that do not increase or decrease taxable income are accounted for as temporary differences.
Provisions, contingent assets and contingent liabilities
The heading “Provisions” in the consolidated balance sheets includes amounts recognized to cover the BBVA Group’s current obligations arising as a result of past events. These are certain in terms of nature but uncertain in terms of amount and/or settlement date. The settlement of these obligations is deemed likely to entail an outflow of resources embodying economic benefits (see Note 24). The provisions are recognized in the consolidated balance sheets when each and every one of the following requirements is met:
–They represent a current obligation that has arisen from a past event. At the date of the Consolidated Financial Statements, there is more probability that the obligation will have to be met than that it will not.
–It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.
–The amount of the obligation can be reasonably estimated.
Among other items, these provisions include the commitments made to employees by some of the Group entities mentioned in Note 2.2.13, as well as provisions for tax and legal litigation.
Contingent assets are possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of events beyond the control of the Group. Contingent assets are not recognized in the consolidated balance sheet or in the consolidated income statement; however, they will be disclosed, should they exist, in the Notes to the Consolidated Financial Statements, provided that it is probable they will give rise to an increase in resources embodying economic benefits (see Note 34).
Contingent liabilities are possible obligations of the Group that arise from past events and whose existence is conditional on the occurrence or non-occurrence of one or more future events beyond the control of the Group. They also include the existing obligations of the Group when it is not probable that an outflow of resources embodying economic benefits will be required to settle them; or when, in extremely rare cases, their amount cannot be measured with sufficient reliability.
Contingent liabilities are not recognized in the consolidated balance sheet or the income statement (excluding contingent liabilities from business combinations) but are disclosed in the Notes to the Consolidated Financial Statements, unless the possibility of an outflow of resources embodying economic benefits is remote (see Note 34).
Treasury shares
The value of common stock issued by the BBVA Group’s entities and held by them - basically, shares and derivatives on the Bank’s shares held by some consolidated entities that comply with the requirements to be recognized as equity instruments - are recognized as a decrease to net equity, under the heading "Shareholders’ funds - Treasury shares" in the consolidated balance sheets (see Note 29).
These financial assets are recognized at acquisition cost, and the gains or losses arising on their disposal are credited or debited, as appropriate, to the heading “Shareholders’ funds - Retained earnings” in the consolidated balance sheets (see Note 28).
In the event of a contractual obligation to acquire treasury shares, a financial liability is recorded as the present value of the amount committed (under the heading "Financial liabilities at amortized cost - Other financial liabilities") and the corresponding recognition in net equity (under the heading “Equity - Other Reserves) (see Notes 22.5 and 28).
Equity-settled share-based payment transactions
Equity–settled share-based payment transactions, provided they constitute the delivery of such equity instruments once completion of a specific period of services has occurred, are recognized as an expense for services being provided by employees, with a corresponding entry under the heading “Shareholders’ funds – Other equity” in the consolidated balance sheet. These services are measured at fair value for the employees services received, unless such fair value cannot be calculated reliably. In such case, they are measured by reference to the fair value of the equity instruments granted, taking into account the date on which the commitments were granted and the terms and other conditions included in the commitments.
When the initial compensation agreement includes what may be considered market conditions among its terms, any changes in these conditions will not be reflected in the consolidated income statement, as these have already been accounted for in calculating the initial fair value of the equity instruments. Non-market vesting conditions are not taken into account when estimating the initial fair value of equity instruments, but they are taken into account when determining the number of equity instruments to be issued. This will be recognized on the consolidated income statement with the corresponding increase in total consolidated equity.
Pensions and other post-employment commitments
Below we provide a description of the most significant accounting policies relating to post-employment and other employee benefit commitments assumed by BBVA Group entities (see Note 25).
Short-term employee benefits
Benefits for current active employees which are accrued and settled during the year and for which a provision is not required in the entity´s accounts. These include wages and salaries, social security charges and other personnel expense.
Costs are charged and recognized under the heading “Administration costs – Personnel expense – Other personnel expense” of the consolidated income statement (see Note 44.1).
Post-employment benefits – Defined-contribution plans
The Group sponsors defined-contribution plans for the majority of its active employees. The amount of these benefits is established as a percentage of remuneration and/or as a fixed amount.
The contributions made to these plans in each year by BBVA Group entities are charged and recognized under the heading “Administration costs – Personnel expense– Defined-contribution plan expense” of the consolidated income statement (see Note 44.1).
Post-employment benefits – Defined-benefit plans
Some Group entities maintain pension commitments with employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. These commitments are covered by insurance contracts, pension funds and internal provisions.
In addition, some of the Spanish Group entities have offered certain employees the option to retire before their normal retirement age, recognizing the necessary provisions to cover the costs of the associated benefit commitments, which include both the liability for the benefit payments due as well as the contributions payable to external pension funds during the early retirement period.
Furthermore, certain Group entities provide welfare and medical benefits which extend beyond the date of retirement of the employees entitled to the benefits.
All of these commitments are quantified based on actuarial valuations, with the amounts recorded under the heading “Provisions – Provisions for pensions and similar obligations” in the consolidated balance sheet and determined as the difference between the value of the defined-benefit commitments and the fair value of plan assets at the date of the consolidated financial statements (see Note 25).
Current service cost is charged and recognized under the heading “Administration costs – Personnel expense – Defined-benefit plan expense” of the consolidated income statement (see Note 44.1).
Interest credits/charges relating to these commitments are charged and recognized in net terms under the headings “Interest and other income” or, where appropriated, “Interest expense” of the consolidated income statement (see Note 37).
Past service costs arising from benefit plan changes as well as early retirements granted during the year are recognized under the heading “Provisions or reversals of provisions” of the consolidated income statement (see Note 46).
Other long-term employee benefits
In addition to the above commitments, certain Group entities provide long-term service awards to their employees, consisting mainly of monetary amounts or periods of vacation granted upon completion of a number of years of qualifying service. This heading also includes the commitments related to the termination of employment contracts according to the collective layoff procedure carried out in BBVA, S.A. in 2021.
These commitments are quantified based on actuarial valuations and the amounts recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet (see Note 24).
Valuation of commitments: actuarial assumptions and recognition of gains/losses
The present value of these commitments is determined based on individual member data. Active employee costs are determined using the “projected unit credit” method, which treats each period of service as giving rise to an additional unit of benefit and values each unit separately.
In establishing the actuarial assumptions we take into account that:
– They should be unbiased, i.e. neither unduly optimistic nor excessively conservative.
– Each assumption does not contradict the others and adequately reflects the existing relationship between economic variables such as price inflation, expected wage increases, discount rates, etc. Future wage and benefit levels should be based on market expectations, at the balance sheet date, for the period over which the obligations are to be settled.
– The interest rate used to discount benefit commitments is determined by reference to market yields, at the balance sheet date, on high quality bonds.
The BBVA Group recognizes actuarial gains (losses) relating to early retirement benefits, long service awards and other similar items under the heading “Provisions or reversal of provisions” of the consolidated income statement for the period in which they arise (see Note 46). Actuarial gains (losses) relating to pension and medical benefits are directly charged and recognized under the heading "Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss – Actuarial gains (losses) on defined benefit pension plans" of equity in the consolidated balance sheet (see Note 30).
Termination benefits
Termination benefits are recognized in the financial statements when the BBVA Group agrees to terminate employment contracts with its employees or from the time the costs for a restructuring that involves the payment of compensation for the termination of contracts with its employees are recorded. This happens when there is a formal and detailed plan in which the fundamental modifications to be made are identified, and whenever said plan has begun to be executed or its main characteristics or objective facts about its execution have been publicly announced. The collective layoff procedure carried out at BBVA, S.A. in 2021 complies with these conditions.
Recognition of income and expense
The most significant policies used by the BBVA Group to recognize its income and expense are as follows.
–Interest income and expense and similar items:
As a general rule, interest income and expense and similar items are recognized on the basis of their accrual using the effective interest rate method. In the particular case of inflation-indexed bonds, interest income also includes the effect of real inflation experienced in the period.
They shall be recognized within the consolidated income statement according to the following criteria, independently from the financial instruments’ portfolio which generates the income or expense:
a.The interest income past-due before the initial recognition and pending to be received will be added to the gross carrying amount of the debt instrument.
b.The interest income accrued after the initial recognition will be added to the gross carrying amount of the debt instrument until it will be received.
In the event that a debt instrument is considered impaired, interest income will be calculated by applying the effective interest rate to the amortized cost (that is, adjusting for any impairment loss) of the financial asset.
–Income from dividends received:
Dividends shall be recognized within the consolidated income statement according to the following criteria, independently from the financial instruments’ portfolio which generates this income:
a.When the right to receive payment has been declared before the initial recognition and when the payment is pending to be received, the dividends will not be added to the gross carrying amount of the equity instrument and will not be recognized as income. Those dividends are accounted for as financial assets separately from the net equity instrument.
b.If the right to receive payment is received after the initial recognition, the dividends from the net equity instruments will be recognized within the consolidated income statement at the time the right to receive them arises, which is the time of the official announcement of receipt of the payment by the appropriate governing body of the entity. If the dividends correspond to the profits of the issuer before the date of initial recognition, they will not be recognized as income but as reduction of the gross carrying amount of the equity instrument because it represents a partial recuperation of the investment. Amongst other circumstances, the generation date can be considered to be prior to the date of initial recognition if the amounts distributed by the issuer as from the initial recognition are higher than its profits during the same period.
–Income from commissions collected/paid:
Financial fees are an integral part of the actual performance of a financing transaction and are collected in advance. They can be:
a.Fees charged for the origination or acquisition of financing transactions that are not measured at fair value through profit or loss, such as those charged for the evaluation of the borrower's financial condition, for the analysis and recording of various collateral, as well as those charged for negotiating the terms of transactions or preparing and processing documentation and the closing of transactions, will be deferred and recognized over the life of the transaction as an adjustment to the performance of the transaction. These fees, forming part of the effective rate of the loans, will be deferred and recognized over the life of the transaction as an adjustment to the performance of the transaction.
b.Fees agreed as compensation for the commitment to grant financing when it is not measured at fair value through profit or loss and it is probable that the Group will enter into a specific loan agreement, are deferred and recognized over the life of the transaction as an adjustment to the performance of the transaction. If the commitment expires before the entity makes the loan such fee is recognized as revenue at the time of expiration.
Non-financial commissions derived from the provision of financial services other than financing transactions may be:
a.Related to the performance of a service rendered over time (e.g. account administration fees or fees collected in advance for the issuance or renewal of credit cards), in which case they are recognized over time based on the degree of progress in providing the service.
b.Related to the performance of a service rendered at a specific time (e.g. underwriting of securities, currency exchange, advice or syndication of a loan), in which they are recognized in the income statement at the time of collection.
–Non-financial income and expense:
As a general rule, they are recognized on an accrual basis, that is, as the contractually committed goods or services are delivered or rendered and recognized as revenue over the life of the contract.
In the event that consideration is received or there is a right to receive consideration without delivery of the contractually committed goods or services, a liability is recognized in the balance sheet until it is recognized in the income statement.
In the case of collections and payments deferred over time, they are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.
–Commissions, fees and similar items:
Income and expense relating to commissions and similar fees are recognized in the consolidated income statement using criteria that vary according to the nature of such items. The most significant items in this regard are:
a.Those relating to financial assets and liabilities measured at fair value through profit or loss, which are recognized immediately in the income statement.
b.Those arising from transactions or services that are provided over a period of time, which are recognized over the life of these transactions or services.
c.Those relating to a singular transaction, which are recognized when this singular transaction is carried out.
–Deferred collections and payments:
These are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.
Sales of assets and income from the provision of non-financial services
The heading “Other operating income” in the consolidated income statements includes the proceeds of the sales of assets and income from the services provided by the Group entities that are not financial institutions. In the case of the Group, these entities are mainly real estate and service entities (see Note 42).
Foreign-currency transactions and exchange differences
The currency in which the Financial Statements of the BBVA Group are presented is the euro. As such, all balances and transactions denominated in currencies other than the euro are deemed to be expressed in “foreign currency”.
Conversion to euros of the balances held in foreign currency is performed in two consecutive stages:
–Conversion of the foreign currency to the entity’s functional currency (currency of the main economic environment in which the entity operates); and
–Conversion to euros of the balances held in the functional currencies of the entities whose functional currency is not the euro.
Conversion of the foreign currency to the entity’s functional currency
Transactions denominated in foreign currencies carried out by the consolidated entities (or entities accounted for using the equity method) are initially accounted for in their respective currencies. Subsequently, the monetary balances in foreign currencies are converted to their respective functional currencies using the exchange rate at the close of the financial year. In addition,
–Non-monetary items valued at their historical cost are converted to the functional currency at the exchange rate applicable on the purchase date.
–Non-monetary items valued at their fair value are converted at the exchange rate in force on the date on which such fair value was determined.
–Monetary items are converted to the functional currency at the closing exchange rate.
–Income and expense are converted at the period’s average exchange rates for all the operations carried out during the year, except in those geographical areas where IAS 29 “Financial Reporting in Hyperinflationary Economies” applies (see Note 2.2.18). When applying this criterion the BBVA Group considers whether significant variations have taken place in exchange rates during the year which, owing to their impact on the statements as a whole, may require the application of exchange rates as of the date of the transaction instead of such average exchange rates.
The exchange differences produced when converting the balances in foreign currency to the functional currency of the consolidated entities are generally recognized under the heading "Exchange differences, net" in the consolidated income statements (see Note 41). However, the exchange differences in non-monetary items measured at fair value are recorded to equity under the heading “Accumulated other comprehensive income (loss) - Items that will not be reclassified to profit or loss - Fair value changes of equity instruments measured at fair value through other comprehensive income” in the consolidated balance sheets (see Note 30).
Conversion of functional currencies to euros
The balances in the financial statements of consolidated entities whose functional currency is not the euro are converted to euros as follows:
–Assets and liabilities: at the closing spot exchange rates as of the date of each of the consolidated balance sheets.
–Income and expense and cash flows are converted by applying the exchange rate applicable on the date of the transaction, and the average exchange rate for the financial year may be used, unless it has undergone significant variations during the year.
–Equity items: at the historical exchange rates.
The exchange differences arising from the conversion to euros of balances in the functional currencies of the consolidated entities whose functional currency is not the euro are recognized under the heading “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss - Foreign currency translation” in the consolidated balance sheets (Notes 30 and 31 respectively). Meanwhile, the differences arising from the conversion to euros of the financial statements of entities accounted for by the equity method are recognized under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Share of other recognized income and expense of investments in joint ventures and associates" (Note 30), until the item to which they relate is derecognized, at which time they are recognized in the income statement.
The financial statements of companies of hyperinflationary economies are restated for the effects of changes in prices before their conversion to euros following the provisions of IAS 29 "Financial Reporting in Hyperinflationary Economies" (see Note 2.2.18). Both these adjustments for inflation and the exchange differences that arise when converting the financial statements of companies into hyperinflationary economies are accounted for in “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss - Foreign currency translation”.
The breakdown of the main consolidated balances in foreign currencies, with reference to the most significant foreign currencies, is set forth in Appendix VII.
Venezuela
Local financial statements of the Group subsidiaries in Venezuela are expressed in Venezuelan Bolivar, and converted into euros for the consolidated financial statements. Venezuela is a country with strong exchange restrictions that has different rates officially published, and, since December 31, 2015, the Board of Directors considers that the use of these exchanges rates for converting bolivars into euros in preparing the Consolidated Financial Statements does not reflect the true picture of the financial statements of the Group and the financial position of the Group subsidiaries in this country. Therefore, since the year ended December 31, 2015, the exchange rate for converting bolivars into euros is an estimation taking into account the evolution of the estimated inflation in Venezuela.
As of December 31, 2023, 2022 and 2021, the impact on the consolidated financial statements that would have resulted by applying the last published official exchange rate instead of the exchange rate estimated by BBVA Group was not significant (see Note 2.2.18).
Entities and branches located in countries with hyperinflationary economies
In accordance with the criteria established in IAS 29 "Financial Reporting in Hyperinflationary Economies”, to determine whether an economy has a high inflation rate the country's economic situation is examined, analyzing whether certain circumstances are fulfilled, such as whether the population prefers to keep its wealth or savings in non-monetary assets or in a relatively stable foreign currency, whether prices can be set in that currency, whether interest rates, wages and prices are pegged to a price index or whether the accumulated inflation rate over three years approaches or exceeds 100%. The fact that any of these circumstances is fulfilled will not be a decisive factor in considering an economy hyperinflationary, but it does provide some reasons to consider it as such.
Since 2009 and 2018, the economies of Venezuela and Argentina, respectively, have been considered hyperinflationary under the above criteria. As a result, the financial statements of the BBVA Group’s entities located in such geographies have, therefore, been adjusted to correct for the effects of inflation.
Additionally, since the first half of 2022, Turkey's economy has been considered highly inflationary according to the aforementioned criteria. Consequently, the financial statements of the BBVA Group entities located in Turkey have also been adjusted to correct them for the effects of inflation in accordance with IAS 29 "Financial Reporting in Hyperinflationary Economies", with retrospective application from January 1, 2022. The figures for years prior to 2022 have not been modified since the Group's presentation currency is the euro.
As a consequence of the application of IAS 29 "Financial Reporting in Hyperinflationary Economies", the Group applies the following criteria in the financial statements of the Group companies that operate in these three geographies:
–The historical cost of non-monetary assets and liabilities (see Notes 17, 18 and 21), assets contractually linked to changes in prices and various headings in equity are adjusted to reflect changes in the purchasing power of the currency due to inflation from their date of acquisition or inclusion in the consolidated balance sheet, or if this is later, with the limit of its recoverable value. The restatement has been made using the Consumer Price Index with "Accumulated other comprehensive income (loss)" as counterparty.
–Consequently, the different lines of the income statement are adjusted by the inflation index since their inception, with a corresponding entry under the heading "Accumulated other comprehensive income (loss)".
–The loss of the net monetary position, which represents the loss of purchasing power of the entity due to maintaining an excess of monetary assets not linked to inflation (mainly loans, credits and bonds) over monetary liabilities, is recorded in the line "Other operating expense" in the income statement and with a credit to "Accumulated other comprehensive income (loss)".
–All the components of the financial statements of the subsidiaries are converted at the closing exchange rate, recording the conversion differences to the euro within "Accumulated other comprehensive income (loss)" as stated in IAS 21 "Effects of Changes in Foreign Exchange Rates".
Turkey
The combined result derived from the application of the above criteria amounts to a loss of €2,610 million in 2023, of which €2,242 million is attributable to owners of the parent (€1,793 million loss attributable to owners of the parent in 2022). This impact includes mainly the loss of the net monetary position, which amounts to a gross amount of €2,118 million and is recorded in the line “Other operating expense” in the consolidated income statement (€2,323 million in 2022), partially offset by the positive impact of the revaluation of certain bonds linked to inflation, for a gross amount of €1,202 million (€1,490 million in 2022), given that, under IAS 29 "Financial Reporting in Hyperinflationary Economies", these types of bonds are considered protective assets (see Note 42).
During 2023 the impact on equity of Group entities located in Turkey derived from the application of IAS 29 and the conversion to the euro (IAS 21) amounted to €-355 million, of which €-306 million have been recorded within “Equity – Accumulated other comprehensive income (loss)”, and €-49 million within “Minority interests – Accumulated other comprehensive income (loss)” (see Note 30). In 2022 the impact on equity of Group entities located in Turkey derived from the retrospective application of IAS 29 "Financial Reporting in Hyperinflationary Economies" since January 1, 2022 was an increase in equity of €130 million, mainly the result of the revaluation of tangible assets and inflation-linked bonds.
According to the Turkish Statistical Institute (Turkstat), accumulated inflation in 2023 stood at 64.8% (64.3% and 36.1% in 2022 and 2021, respectively) and the exchange rate used as of December 31, 2023 was 32.65 Turkish lira per euro (19.96 and 15.23 in 2022 and 2021, respectively).
Argentina
The combined result derived from the application of the above criteria amounted to a loss of €2,314 million, of which €1574 million is attributable to owners of the parent in 2023 (€694 million and €258 million attributable to owners of the parent in 2022 and 2021, respectively). This impact includes mainly the loss of the net monetary position, which amounts to a gross amount of €1,062 million and is recorded in the line “Other operating expense” in the consolidated income statement in 2023 (€822 million and €394 million in 2022 and 2021, respectively).
Furthermore, during 2023, 2022 and 2021 the impact on equity of Group entities located in Argentina derived from the application of IAS 29 and the conversion to the euro (IAS 21) amounted to €-634 million, €242 million and €337 million, respectively, of which €-428 million, €157 million and €225 million, respectively, have been recorded within “Equity – Accumulated other comprehensive income (loss)”, and €-206 million, €84 million and €112 million, respectively, within “Minority interests – Accumulated other comprehensive income (loss)” (see Note 30).
Accumulated inflation estimated by the National Census Institute of Argentina (Indec) and BBVA Research for the year 2023 was 215% (97.0% and 50.7% in 2022 and 2021, respectively) and the exchange rate used as of December 31, 2023 was 892.81 Argentine pesos per euro (188.51 and 116.37 in 2022 and 2021, respectively).
Venezuela
The combined result derived from the application of the above criteria amounted to a loss of €18 million, of which €10 million is attributable to owners of the parent in 2023 (€6 million and €6 million attributable to owners of the parent in 2022 and 2021, respectively). This impact includes mainly the loss of the net monetary position, which amounts to a gross amount of €28 million and is recorded in the line “Other operating expense” in the consolidated income statement in 2023 (in 2022 and 2021 this result amounted to €28 and €14 million, respectively).
During 2023, 2022 and 2021 the impact on equity of Group entities located in Venezuela derived from the application of hyperinflation (IAS 29) and the conversion to the euro (IAS 21) was not material for the Group.
Accumulated inflation for the year 2023, as estimated by BBVA Research, was 111% (292% and 333% in 2022 and 2021, respectively) and the exchange rate used as of December 31, 2023 was 43.23 Venezuelan bolivars per euro (19.79 and 5.36 in 2022 and 2021, respectively).
Recent IFRS pronouncements
Standards and interpretations that became effective in 2023
In 2023, various amendments to the IFRS standards or their interpretations or modifications (hereinafter “IFRIC” or "interpretation") became effective, among which the following should be highlighted:
Entry into force of IFRS 17 – Insurance contracts
Initial application
The Group has applied IFRS 17 to "Insurance contracts", and subsequent amendments, as of January 1, 2023. In order to make 2022 information comparable with the information as of and for the year ended December 31, 2023, 2022 information was retrospectively adjusted by recording in equity the valuation differences arising from the application of IFRS 17 and IFRS 4, respectively (see Appendix X). IFRS 17 has superseded IFRS 4 as the accounting standard applicable to the recognition, measurement and disclosure of contracts that transfer significant insurance risk, based on a model that uses updated assumptions at each reporting period, with the objective of achieving greater homogeneity and increase comparability between entities.
BBVA Group has developed an accounting policy on insurance contracts under IFRS 17 and an operational guide to govern the calculation process, which seeks to ensure adequate control in the preparation of the consolidated financial information. Note 2.2.8 of this consolidated financial statements includes a non-exhaustive summary of the main judgments and estimates, as well as the accounting policy options applied.
The application of IFRS 17 has not had a significant impact on the consolidated financial statements of the BBVA Group (see Appendix X). The main differences in accounting with respect to the previous standard come from long-term contracts, and have been recorded in "Accumulated other comprehensive income (loss)" and "Retained earnings". In short-term contracts there are no significant differences in their accounting with respect to the previous regulations, nor a significant equity impact in initial application. The impact on the Group´s onerous products has been not significant.
During 2022, a non-significant effect has been observed in the results, comparing those expressed under IFRS 4 with those restated under IFRS 17, except in specific cases, the impact of which has been recorded in "Retained earnings". For its part, the evolution of interest rates throughout the year 2022 included, in "Accumulated other comprehensive income (loss)", the net effect of the change in the fair value of the liabilities under insurance and reinsurance contracts and the associated financial assets.
All insurance contracts that were under the scope of IFRS 4 met the definition of an insurance contract under the new standard and therefore, the introduction of IFRS 17 has not led to any reclassification, with the exception of certain products of BBVA Seguros, S.A de Seguros y Reaseguros, which do not transfer significant insurance risk, and therefore, are valued under IFRS 9.
Transition
Among the liabilities under insurance contracts held as of the transition date, January 1, 2022, those corresponding to long-term commitments to which the General Model has been applied, were valued in transition using the fair value approach, given the impracticability of applying IFRS 17 retroactively, given the disproportionate cost and difficulty of obtaining the historical data necessary to apply a full retrospective approach given the age of these products on the consolidated balance sheet and their remaining duration. The fair value approach contemplates the determination of the contractual service margin or the loss component of the liability for the remaining coverage, based on the difference between the fair value based on the requirements of IFRS 13 "Fair value measurement" and the present value of the fulfillment cash flows based on IFRS 17. The application of the fair value in transition criteria allows contracts issued more than one year apart to be included in the same group and therefore not to differentiate by cohorts, an option that the Group has opted for. On the other hand, short-term contracts valued under the Simplified Model have been valued, in transition, using the full retrospective approach.
Redesignation of financial assets
On the date of initial application of IFRS 17, as the BBVA Group was already applying IFRS 9, it has accepted the option of reassessing the classification of financial assets associated with insurance contracts within the scope of IFRS 17, redesignating as of January 1, 2022 certain financial assets previously classified in the portfolio of "Financial assets at amortized cost" to "Financial assets at fair value through other comprehensive income (loss)", considering that the business model that best suited the objectives of the insurance contracts to which these investments are subject is to obtain the contractual cash flows and sell such financial assets (see Appendix X).
Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors"
In February 2021 the International Accounting Standards Board (hereinafter "IASB") issued amendments to this IAS with the aim of improving the quality of the disclosures in relation to the accounting policies applied by the entities with the ultimate aim of providing useful and material information in the financial statements. The amendments to IAS 1 require entities to disclose accounting policies that are material rather than significant accounting policies and provide guidance to help apply the concept of materiality in financial statement disclosures. The amendments to IAS 8 introduce clarifications to distinguish between the concept of accounting estimate and that of accounting policy. The amendments have entered into force on January 1, 2023, with no significant impact on the consolidated financial statements of the BBVA Group.
Amendment IAS 12 – Income taxes
The IASB issued an amendment to IAS 12 to clarify that entities should recognize deferred tax arising on transactions such as leases or decommissioning obligations. The amendment requires entities to recognize a deferred tax asset and liability separately when the temporary differences arising in the recognition of an asset and a liability are the same, not being possible to apply the initial recognition exception provided for in the standard. The purpose of the amendments has been to reduce the diversity in the presentation of information on deferred taxes in said transactions. The modification entered into force on January 1, 2023, although its early application was allowed, with no significant impact on the consolidated financial statements of the BBVA Group.
Amendment to IAS 12 - International Tax Reform Pillar Two Model Rules
On December 20, 2021, the OECD published an international tax initiative which sets forth a framework of rules (“GloBE -Global Anti-Base Erosion Rules”) for the application of the “Pillar Two Model Rules”, establishing a supplementary tax system that makes the effective rate of taxation, in those jurisdictions where certain multinational groups are present, reach the minimum rate of 15%.
In May 2023, the IASB published an amendment to IAS 12 to clarify the accounting treatment of this initiative on the results arising from tax legislation enacted or substantively enacted in relation to Pillar Two in those jurisdictions where the aforementioned groups are present. This amendment states the following:
•sets a mandatory temporary exception to the accounting of deferred taxes in relation to the implementation of the rules of the Pillar Two model.
•requires qualitative and quantitative disclosures that allow users to understand the entities' exposure to taxes that may arise from this initiative and/or an entity's progress in its implementation.
These amendments to IAS 12 came into force on January 1, 2023, and have had no impact on the consolidated financial statements of the BBVA Group, since the Pillar Two legislation was not in force at the date of presentation of these financial statements. In any case, the BBVA Group will apply the mandatory exception to the recognition and disclosure of deferred tax assets and liabilities in relation to Pillar Two.
Notwithstanding the foregoing, the information required by IAS 12 on the exposure that the Group expects to derive from this new regulation once it comes into force is provided below.
On December 22, 2022, the Council of the European Union adopted Directive 2022/2523 (hereinafter "the Directive"), incorporating the Model Standards into the European legal framework. The Directive incorporates, with some exceptions, the content of the aforementioned Standards and sets December 31, 2023 as the deadline for their transposition by the Member States. It also stipulates that the corresponding provisions must enter into force for financial years beginning on or after that date.
As a result, affected groups (those with consolidated net sales of EUR 750 million or more in two of the last four years) must calculate their effective tax rate for Pillar Two purposes for each jurisdiction in which they operate. In those cases in which the effective rate, calculated in accordance with the provisions of the Directive, is less than 15%, they will have to pay a Complementary Tax in order to reach that 15%.
At the date of preparation of these financial statements, the process of transposition of the Directive into Spanish legislation is still in progress. However, in line with the provisions of the Preliminary Draft Bill submitted for public information, it is expected to take effect for tax periods beginning on or after December 31, 2023 and, therefore, with respect to the BBVA Group, from the tax year beginning on January 1, 2024.
In the remaining jurisdictions of greater relevance to the Group (Mexico and Turkey), the corresponding legislation is still pending and there is no certainty, at the date of preparation of these financial statements, as to whether such processing will take place and, if so, what will be the effective date of the resulting legislation.
At year-end 2023, the Group is in the process of assessing its exposure to the Pillar Two legislation. At the date of preparation of these financial statements, this assessment has been carried out as a preliminary exercise of the Group's exposure to Pillar Two based on the consolidated figures of the Group in each of its constituent jurisdictions and the analysis of the Transitional Safe Harbor envisaged by the OECD, which is also contemplated in the Preliminary Draft Bill mentioned above.
Based on this preliminary assessment, the effective tax rate in most of the jurisdictions in which the Group operates, with the exception of a small number of non-significant countries representing a small percentage of the BBVA Group's pre-tax profit, exceeds 15%.
In accordance with the above, based on the analysis carried out, at year-end 2023 the Group does not anticipate substantial economic impacts derived from the Complementary Tax that would arise as a consequence of the application of Pillar Two, once the corresponding legislation enters into force. The foregoing is without prejudice to the significant increase in the administrative burden derived from the formal compliance with this new tax regulation.
It should also be noted that the Group continues to monitor legislative developments in the jurisdictions where it is present, as well as to analyze the implications derived from the regulations, and is currently immersed in the Pillar Two implementation project.
Standards and interpretations issued but not yet effective as of December 31, 2023
The following new International Financial Reporting Standards and Interpretations or Modifications had been published at the date of preparation of the consolidated financial statements, but are not mandatory as of December 31, 2023. The Group is currently evaluating the potential effects of each of these new standards or amendments. Although in some cases the IASB allows early application of new standards, interpretations and amendments before their effective date, the BBVA Group has not proceeded with this option for any such changes.
Amendment to IFRS 16 "Leases"
The IASB has issued an amendment to IFRS 16 that clarifies the requirements for sale-and-leaseback transactions. The new requirements established that the seller-lessee shall determine ‘lease payments’ or ‘revised lease payments’ in a way that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained by the seller-lessee. The amendments will be effective for annual reporting periods beginning on or after January 1, 2024, with early application permitted. No significant impact is expected on the BBVA Group´s consolidated financial statements.
Amendment to IAS 21 - "Effects of Changes in Foreign Exchange Rates"
On August 15, 2023, the IASB issued a series of amendments to IAS 21 - The effect of changes in exchange rates. The standard has a double objective, on the one hand to provide guidance on when one currency is convertible into another and, second, how to determine the exchange rate to be used in accounting when it is concluded that such convertibility does not exist.
In relation to the first objective, one currency is convertible into another when an entity can obtain the other currency within a time frame that allows for a normal administrative delay; and through markets or exchange mechanisms in which an exchange transaction creates enforceable rights and obligations. If the entity determines that there is no convertibility between currencies, it must estimate an exchange rate. The standard does not establish a specific estimation technique for them, but rather establishes guidelines for their determination, allowing the use of an observable type without adjusting or using an estimation technique.
The modification to the standard will come into force on January 1, 2025. Early application is permitted, although the BBVA Group has not adopted it as of December 31, 2023. The Group has been applying since 2015 an estimated exchange rate (see Note 2.2.17 of these consolidated Financial Statements) analogous to the determination process described in this standard for the financial statements of the Group's companies located in Venezuela given the lack of convertibility of its currency.